Business and Asset Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business and Asset Acquisitions	Business and Asset Acquisitions
2019 Business Acquisition
Grand River Jackpot
On August 26, 2019, the Company entered into an agreement to acquire all issued and outstanding membership interests in Grand River Jackpot, LLC and subsidiaries (“Grand River”), a terminal operator licensed by the State of Illinois Gaming Board. On September 16, 2019, the Company completed its acquisition of Grand River. Grand River had 2,009 VGTs in over 450 licensed establishments. The Company completed this transaction in order to expand its presence within the State of Illinois.
The acquisition aggregate purchase consideration transferred totaled $113.7 million, which included: i) a cash payment made at closing of $100.0 million; ii) a subsequent cash payment of approximately $6.6 million for a working capital adjustment and; iii) contingent purchase consideration with an estimated fair value of $7.1 million. The contingent consideration represents two installment payments that are to be paid, up to a maximum amount, as follows: i) $2.5 million within 30 days following the one-year anniversary of the acquisition closing date and; ii) $7.0 million within 30 days following the three-year anniversary of the acquisition closing date. These payments are subject to adjustment based on certain performance measures included within the purchase agreement. The estimated fair value was determined based on the Company’s expected probability of future payment, discounted using Grand River’s weighted average cost of capital. The cash payment made at closing and subsequent working capital adjustment payment were both funded by the Company’s credit facilities. In light of the temporary suspension of gaming by the IGB due to the COVID-19 pandemic, the Company reversed its contingent liability for the previously mentioned $2.5 million installment payment due 30 days following the one-year anniversary of the acquisition closing date in the first quarter of 2020 as it is unlikely the performance measures for the period will be reached.
The acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase price has been allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values. The excess of the purchase price over the tangible and intangible assets acquired and liabilities assumed has been recorded as goodwill. The Company's purchase price allocation was finalized in the first quarter of 2020 and the Grand River acquisition resulted in goodwill of $34.5 million as a result of a higher consideration multiple paid relative to prior similar acquisitions driven by maturity and quality of the operations and industry, including workforce and corresponding synergies, and is amortizable for income tax purposes.
The condensed consolidated statements of operations include $12.3 million of revenue and $0.8 million of net income attributable to operations of Grand River for the six months ended June 30, 2020.
2019 Asset Acquisition
On September 23, 2019, pursuant to the terms of an asset purchase agreement, the Company purchased from Illinois Gaming Systems, LLC (“IGS”) terminal use agreements and equipment representing the operations of 139 video game terminals in 29 licensed establishments. The Company has accounted for this transaction as an asset acquisition. The purchase consideration consisted of: i) cash payment of $2.4 million paid at closing and; ii) note payable of $2.3 million issued at closing which was recorded in consideration payable. The asset acquisition costs were allocated to the following assets: i) video game terminals and equipment totaling $1.7 million and; ii) location contracts totaling $3.0 million. The note payable bore interest at 5% and was paid in full in March 2020.
Pro Forma Results
The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the three and six months ended June 30, 2019 as if the acquisition of Grand River had occurred as of January 1, 2018, after giving effect to certain purchase accounting adjustments. These amounts are based on available financial information of the acquiree prior to the acquisition date and are not necessarily indicative of what Company’s operating results would have been had the acquisition actually taken place as of January 1, 2019. This unaudited pro forma information does not project revenues and net income post acquisition (in thousands).

	Three months ended	Six months ended
	June 30, 2019	June 30, 2019
Revenues	$119,427	$231,902
Net income	5,542	10,711

Consideration Payable
The Company has a contingent consideration payable related to certain locations, as defined, in the respective acquisition agreement which are placed into operation during a specified period after the acquisition date. The fair value of contingent consideration is included in the consideration payable on the condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019. The contingent consideration accrued is measured at fair value on a recurring basis.
Current and long-term portions of consideration payable consist of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020		December 31, 2019
	Current	Long-Term	Current	Long-Term
TAV	$494	$3,546	$490	$3,497
Abraham	26	—	55	—
Fair Share Gaming	1,221	474	1,057	899
Family Amusement	395	2,787	293	2,815
Skyhigh	762	4,212	763	3,948
G3	294	99	2,952	154
Grand River	—	5,423	2,304	5,113
IGS	80	—	2,379	—
Total	$3,272	$16,541	$10,293	$16,426

Reverse Recapitalization
As discussed in Note 1, on November 20, 2019, Accel Entertainment, Inc., consummated a business combination pursuant to the Transaction Agreement, which has been accounted for as a reverse recapitalization. Pursuant to the Transaction Agreement, TPG Holdings Corp. acquired, directly or indirectly, all of the issued and outstanding shares of common stock and preferred stock of Accel Entertainment, Inc. In connection with reverse recapitalization, TPG Pace Holdings Corp. changed its name to Accel Entertainment, Inc.
The consideration paid to holders of Accel stock in connection with the reverse recapitalization and subject to the terms and conditions of the Transaction Agreement, consisted of a mix of consideration comprised of cash consideration equal to the number of shares of Accel stock for which such holder of Accel stock made a cash election multiplied by $177 per share (the “Purchase Price”) and share consideration comprised of a number of Class A-1 Shares equal to the number of shares of Accel Stock for which such holder of Accel Stock did not make a cash election multiplied by an exchange ratio calculated by dividing the Purchase Price by $10.30, which was the closing price of the common stock of TPG Pace Holdings Corp. on November 20, 2019. In addition, each holder of Accel stock that made a cash election with respect to less than 70% of its shares of Accel stock received its pro rata share, with such pro rata share determined with reference to a number of shares equal to 70% of such holder’s shares of Accel Stock less the number of shares of
Accel stock with respect to which such holder made a cash election, of 2,444,444 2019 Warrants, subject to the conditions set forth in a warrant agreement and 3,000,000 Class A-2 Shares, subject to the conditions set forth in a restricted stock agreement.
In connection with the reverse recapitalization, TPG Pace Holdings and its affiliates converted 7,500,000 of Class A-1 Shares, 4,888,889 2019 Warrants subject to the conditions set forth in the New Pace Warrant Agreement and 2,000,000 Class A-2 Shares, subject to the conditions set forth in a restricted stock agreement.
As part of an Investment Private Placement, certain accredited investors (as defined by Rule 501 of Regulation D) agreed to subscribe for and purchase and Pace agreed to issue and sell to such investors 4,696,675 Class A-1 Shares for a purchase price of $10.22 per share, or an aggregate of approximately $48 million. The proceeds from the Investment Private Placement was used to fund a portion of the cash consideration required in the reverse recapitalization.
In connection with the reverse recapitalization, Accel repurchased approximately 36,157 shares of its stock from certain employees, directors and officers at a repurchase price of $177 per share in order to facilitate (i) the repayment of existing loans to Accel’s executive officers, (ii) the exercise of vested options and (iii) funding any resulting tax obligations from the exercise of such vested options.
In accounting for the reverse recapitalization, the net equity infusion from the reverse recapitalization was $29.3 million as shown in the table below (in thousands):

Amount
TPG Holdings Corp cash balance, November 19, 2019	$429,952
Less redemption of Accel shares prior to reverse recapitalization	(413,733)
Cash balance prior to backstop equity financing	16,219
Plus funds from Investment Private Placement	48,038
Cash balance prior to consummation of the reverse recapitalization	64,257
Less adjustments to equity infusion:
Payment for sponsor loan	(4,000)
Transaction costs related to the reverse recapitalization, net of tax	(31,005)
Net equity infusion prior to stock issuance	29,252
Impact of stock issued in reverse recapitalization	10
Net equity infusion from reverse recapitalization	29,262
Less impact from conversion of treasury stock and issuance of warrants	(7,415)
Net impact to additional paid-in-capital from reverse recapitalization	$21,847

Capitalization Adjustments
The table below summarizes the number of shares of Accel issued upon consummation of the reverse recapitalization consisting of (i) the number of shares of Accel stock outstanding immediately before the reverse recapitalization along with the impact of the exchange ratio.

Accel Capital Stock - pre reverse recapitalization	Number of Shares
Class A Common Stock	472,773
Class B Common Stock	662,228
Class C Preferred Stock	1,530,779
Class D Preferred Stock	944,925

Total Shares of Accel Stock on November 20, 2019	3,610,705
Exchange ratio	17.188531
Effect of exchange ratio to convert Accel stock to A-1 Common Stock	62,062,715
Shares issued in reverse recapitalization	14,574,755
Total A-1 Common Stock	76,637,470

Immediately after the reverse recapitalization, there were 76,637,470 Class A-1 Shares, 4,999,999 ClassA-2 Shares, and 22,333,308 warrants to purchase Class A-1 Share issued and outstanding. Upon the closing, the Company’s Class A-1 Shares and warrants began trading on the New York Stock Exchange.
Business and Asset Acquisitions
2019 Business Acquisitions
Grand River Jackpot
On August 26, 2019, the Company entered into an agreement to acquire all issued and outstanding membership interests in Grand River Jackpot, LLC and subsidiaries (“Grand River”), a terminal operator licensed by the State of Illinois Gaming Board. On September 16, 2019, the Company completed its acquisition of Grand River. Grand River had 2,009 VGTs in over 450 licensed establishments. The Company completed this transaction in order to expand its presence within the State of Illinois.
The acquisition aggregate purchase consideration transferred totaled $113.7 million, which included: i) a cash payment made at closing of $100.0 million; ii) a subsequent cash payment of approximately $6.6 million for a working capital adjustment and; iii) contingent purchase consideration with an estimated fair value of $7.1 million. The contingent consideration represents two installment payments that are to be paid, up to a maximum amount, as follows: i) $2.5 million within 30 days following the one-year anniversary of the acquisition closing date and; ii) $7.0 million within 30 days following the three-year anniversary of the acquisition closing date. These payments are subject to adjustment based on certain performance measures included within the purchase agreement. The estimated fair value was determined based on the Company’s expected probability of future payment, discounted using Grand River’s weighted average cost of capital. The cash payment made at closing and subsequent working capital adjustment payment were both funded with the Company’s existing credit facilities.
The acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase price has been preliminarily allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values. The areas of the purchase price that are not yet finalized are primarily related to the valuation of location contracts, property and equipment, contingent consideration, and a final adjustment to working capital. The excess of the purchase price over the tangible and intangible assets acquired and liabilities assumed has been recorded as goodwill. The Grand River acquisition resulted in recorded goodwill as a result of a higher consideration multiple paid relative to prior similar acquisitions driven by maturity and quality of the operations and industry, including workforce and corresponding synergies, and is amortizable for income tax purposes. Management plans to integrate the Grand River acquisition into its existing business structure, which is comprised of a single reporting unit.
The following table summarizes the fair value of consideration transferred and the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Cash paid	$106,578
Contingent consideration	7,136
Total consideration	$113,714
Cash	$8,861
Location contracts acquired	53,200
Property and equipment:
Video game terminals and equipment	18,000
Land	28
Buildings	548
Vehicles	600
Goodwill	34,511
Total assets acquired	115,748
Accounts payable assumed	(532)
Accrued expenses assumed	(1,502)
Net assets acquired	$113,714

The Company incurred $0.2 million in acquisition related costs that are included in other operating expenses within the consolidated statement of operations for the period ended December 31, 2019.
The results of operations for Grand River are included in the consolidated financial statements of the Company from the date of acquisition. Grand River’s acquired assets generated revenues and net income of $16.6 million and $1.2 million for the period from the acquisition date of September 16, 2019, through December 31, 2019.
2019 Asset Acquisition
On September 23, 2019, pursuant to the terms of an asset purchase agreement, the Company purchased from Illinois Gaming Systems, LLC (“IGS”) terminal use agreements and equipment representing the operations of 139 video game terminals in 29 licensed establishments. The Company has accounted for this transaction as an asset acquisition. The purchase consideration consisted of: i) cash payment of $2.4 million paid at closing and; ii) note payable of $2.3 million issued at closing which is recorded in consideration payables. The asset acquisition costs were allocated to the following assets: i) video game terminals and equipment totaling $1.7 million and; ii) location contracts totaling $3.0 million. The note payable bears interest of 5% and is due in full on March 23, 2020.
2018 Business Acquisitions
The following table summarizes the consideration paid and the fair values of the tangible and intangible assets acquired at the acquisition dates for the Company’s 2018 business acquisitions (in thousands):

	Quad B	Skyhigh	G3	Mike’s Amusement	Family Amusement	Total
Cash paid at closing	$610	$9,268	$36,500	$3,500	$1,512	$51,390
Contingent consideration payable	—	4,324	1,026	—	—	5,350
Promissory note	—	—	—	—	3,368	3,368
Due to seller	—	618	3,019	—	—	3,637
Total Consideration	$610	$14,210	$40,545	$3,500	$4,880	$63,745
Cash	$—	$1,126	$2,507	$—	$—	$3,633
Video game terminals and equipment	—	506	3,009	—	—	3,515
Amusement and other equipment	472	59	204	420	300	1,455
Location contracts acquired	138	12,519	34,825	3,080	4,580	55,142
Total fair value of net assets acquired	610	14,210	40,545	3,500	4,880	63,745

Quad B
On September 1, 2018, the Company acquired certain assets of B.B.B.B., Inc. (“Quad B”), an Illinois amusement operator. The Company acquired 61 locations that are or are expected to become operational. Quad B’s acquired assets generated revenues and net income of $0.1 million and $0.1 million, respectively, for the period from the acquisition date of September 1, 2018, through December 31, 2018. Quad B’s acquired assets generated revenues and net income of $0.3 million and $0.1 million, respectively, for the year ended December 31, 2019.
Skyhigh Gaming
On August 1, 2018, the Company acquired certain assets of Skyhigh Gaming, LLC (“Skyhigh”), an Illinois licensed terminal operator. The Company initially acquired 23 locations that are or are expected to become operational.
The Company has a contingent consideration payable related to certain locations, as defined, in the acquisition agreement placed in operation during five years after the acquisition date (“the installment period”). The Company will pay Skyhigh 18.44% of the adjusted net terminal income, related to locations in operation during five years after the acquisition date. Payments will be made on a monthly basis for the first two years and every three months for the latter three years, through July 2023. The agreement also provides for a final payment upon the expiration of the installment period equal to 1.75 times the adjusted and defined net terminal income generated by the locations in the twelve-month period ending on the final payment date. The fair value of contingent consideration due as of December 31, 2019 and 2018 were $4.7 million and $4.5 million, respectively. The fair value of contingent consideration is included in the consideration payable on the consolidated balance sheets at December 31, 2019 and 2018. The contingent consideration accrued is measured at fair value on a recurring basis. The maximum amount is determined based on the net terminal income for the related locations.
Skyhigh’s acquired assets generated revenues and net income of $3.9 million and $1.1 million, respectively, for the period from the acquisition date of August 1, 2018, through December 31, 2018. Skyhigh’s acquired assets generated revenues and net income of $9.3 million and $2.2 million, respectively, for the year ended December 31, 2019.
G3 Gaming
On October 16, 2018, the Company acquired certain assets of G3 Gaming, LLC (“G3”), an Illinois licensed terminal operator. The Company initially acquired 87 locations that are or are expected to become operational.
The Company has contingent consideration payable related to locations placed in operation during the three years after the acquisition date whereby the Company will pay G3 a specified percent of the monthly terminal operator revenue less video gaming terminal fees for pending locations, recently added locations, and for a specified group of target establishments through 2022. The fair value of contingent consideration due as of December 31, 2019 and 2018 were $3.1 million and $1.0 million, respectively. The maximum amount is determined based on the net terminal income for the related locations.
G3’s acquired assets generated revenues and net income of $4.3 million and $0.8 million, respectively, for the period from the acquisition date of October 16, 2018, through December 31, 2018. G3’s acquired assets generated revenues and net income of $21.8 million and $3.3 million, respectively, for the year ended December 31, 2019.
Mike’s Amusements
On October 16, 2018, the Company acquired certain assets of Mike’s Amusements, Inc. (“Mike’s Amusements”), an Illinois amusement operator. The Company initially acquired 73 locations that are or are expected to become operational.
Mike’s Amusement’s acquired assets generated revenues and net income of $0.2 million and $0.1 million, respectively, for the period from the acquisition date of October 16, 2018, through December 31, 2018. Mike’s Amusement’s acquired assets generated revenues and net income of $1.0 million and $0.4 million, respectively, for the year ended December 31, 2019.
Family Amusement
On October 31, 2018, the Company entered into an agreement to acquire certain assets of Family Amusement, Inc. (“Family Amusement”), an Illinois amusement operator. The Company initially acquired 139 locations that are or are expected to become operational. Family Amusement’s acquired assets generated revenues and net income of $0.1 million and $0.1 million, respectively, for the period from the acquisition date of October 31, 2018, ending on December 31, 2018. Family Amusement’s acquired assets generated revenues and net income of $0.4 million and $0.2 million, respectively, for the year ended December 31, 2019.
The Company entered into a promissory note in connection with the acquisition. The promissory note provides for three annual installments of $0.4 million from 2019 through 2021, one installment of $0.7 million in 2022, and one installment of $2.1 million in 2023. The first installment was paid upon signing of the promissory note and each subsequent installment shall be paid on or before the anniversary date of the signing of the promissory note. The fair value of the consideration due as of December 31, 2019 and 2018 was $3.1 million and $3.4 million, respectively. The consideration is included in the consideration payable on the consolidated balance sheets at December 31, 2019 and 2018. The Company and Family Amusement had a pre-existing relationship prior to the business acquisition. Under that pre-existing relationship the Company had route and customer acquisition costs payable to Family Amusement. As a result of the business acquisition, the pre-existing route and customer acquisition payables to Family Amusement were settled and cost and accumulated amortization of the existing Family Amusement route and customer acquisition cost assets was disposed, and a $0.1 million reduction in amortization of route and customer acquisition costs and location contracts acquired was recorded.
2017 and prior Business Acquisitions
Fair Share Gaming
On July 1, 2017, the Company acquired certain assets and assumed certain liabilities of Fair Share Gaming, LLC (“Fair Share”), an Illinois licensed terminal operator. The Company initially acquired 125 locations that are or will become operational.
The following table summarizes the consideration paid and the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Cash paid at closing	$48,000
Issuance of common stock to seller	10,794
Contingent stock consideration	3,675
Due to seller	2,055
Contingent consideration	595
Total consideration	$65,119
Cash	$4,926
Video game terminals and equipment	6,363
Vehicles	126
Amusement and other equipment	1,148
Location contracts acquired	52,716
Total assets acquired	65,279
Accrued expenses assumed	(160)
Net assets acquired	$65,119

The Company has a contingent consideration payable related to certain locations, as defined in the acquisition agreement, in operation one year after the acquisition date. The Company will pay Fair Share half of the Company’s share of revenue after the state taxes based on the number of locations expected to be in operation one year after the acquisition date. On the one-year anniversary of the date the location goes live, monthly payments commence for a period of two years. The fair value of contingent consideration due as of December 31, 2019 and December 31, 2018 was $2.0 million and $1.0 million, respectively. The remaining contingent consideration is included in the consideration payable on the consolidated balance sheets. The contingent consideration accrued is measured at fair value on a recurring basis. The maximum amount is determined based on the net terminal income for the related locations.
The purchase agreement provided for $15 million of the purchase price to be paid through the issuance of Class A Common Stock in the Company. The purchase agreement allowed for an adjustment to the $15 million issuance of common stock to the seller fifteen months after the date of acquisition predicated on the estimated value of the Company at September 30, 2018. The fair value of the common stock issued on the acquisition date was $10.8 million. The difference between the $15 million provided for in the purchase agreement and the fair value of the common stock issued was discounted and $3.7 million was recorded as contingent stock consideration at the acquisition date. The adjustment was determined based on the difference between estimated Accel Value, as defined, at the acquisition date and actual Accel Value, as defined, as of September 30, 2018. As a result of this adjustment, 3,956 shares of Common Stock A were received back from Fair Share and placed into treasury during the year ended December 31, 2018.
Fair Share’s acquired assets generated revenues and net income of $19.0 million and $3.3 million, respectively, for the period from the acquisition date of July 1, 2017, through December 31, 2017. Fair Share’s acquired assets generated revenues and net income of $40.8 million and $7.0 million, respectively, for the year ended December 31,
2018. Fair Share’s acquired assets generated revenues and net income of $42.8 million and $7.8 million, respectively, for the year ended December 31, 2019.
Abraham
On June 1, 2016, the Company acquired certain assets and assumed certain liabilities of Abraham Gaming, LLC (“Abraham”), an Illinois licensed terminal operator. The Company initially acquired 138 locations that are or are expected to become operational.
The Company has a contingent consideration payable related to certain locations in operation two years after these locations go live. The Company will make one payment to Abraham for half of the Company’s share of revenue after the state taxes related to locations in operation within 10 business days after determining the amount owed related to the two years of operations. The fair value of contingent consideration due as of December 31, 2019 and 2018, was $0.1 million and $0.2 million, respectively. The remaining contingent consideration is included in the consideration payable on the consolidated balance sheets. The contingent consideration accrued is measured at fair value on a recurring basis. The maximum amount is determined based on the net terminal income for the related locations.
TAV Gaming
On December 30, 2014, the Company acquired certain assets and assumed certain liabilities of TAV Gaming, Inc. (“TAV”), an Illinois licensed terminal operator.
The total purchase consideration payable to TAV is subject to earnouts based on actual locations placed in operation and the performance thereof. The Company initially acquired 32 locations that were or would become operational. Consideration payable due to TAV in relation to the acquisition was $4.0 million and $1.4 million at December 31, 2019 and 2018, respectively, which is included in consideration payable in the accompanying consolidated balance sheets. The Company makes monthly payments of principal and interest due through December 30, 2024.
Pro Forma Results
The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the years ended December 31, 2019, 2018 and 2017 as if the acquisitions of Grand River, Quad B, Skyhigh, G3, Mike’s Amusements, Family Amusement and Fair Share Gaming, had occurred as of the beginning of the fiscal year prior to the fiscal year of acquisition, after giving effect to certain purchase accounting adjustments. These amounts are based on available financial information of the acquirees prior to the acquisition dates and are not necessarily indicative of what Company’s operating results would have been had the acquisitions actually taken place at the beginning of the fiscal year prior to the fiscal year of acquisition. This unaudited pro forma information for the years ended December 31, does not project revenues and income before income tax expense post acquisition (in thousands).

	2019	2018	2017
Revenues	$466,466	$409,142	$467,676
Net (loss) income	(2,598)	16,098	26,535

Consideration Payable
The Company has a contingent consideration payable related to certain locations, as defined, in the respective acquisition agreement which are placed into operation during a specified period after the acquisition date. The fair value of contingent consideration is included in the consideration payable on the consolidated balance sheets as of December 31, 2019 and 2018. The contingent consideration accrued is measured at fair value on a recurring basis.
Current and long-term portions of consideration payable consist of the following at December 31 (in thousands) :

	2019		2018
	Current	Long-Term	Current	Long-Term
TAV	$490	$3,497	$194	$1,232
Abraham	55	—	207	—
Fair Share Gaming	1,057	899	1,027	—
Family Amusement	293	2,815	357	3,011
Skyhigh	763	3,948	550	3,971
G3	2,952	154	221	806
Grand River	2,304	5,113	—	—
IGS	2,379	—	—	—
Total	$10,293	$16,426	$2,556	$9,020